Income Taxes (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective income tax rate reconciliation [Abstract]
Federal taxes at statutory rate	$ 824	$ 252
State and local income taxes	482	76
Permanent differences	343
Valuation allowance	$ (588)	$ (33)
Change in statutory rate		15.00%
Provision for income taxes	$ 1,061	$ 310
Effective tax rate	27.10%	25.90%